Expense Example {- Franklin LifeSmart™ 2025 Retirement Target Fund} - Franklin Templeton Fund Allocator Series RTF-25 - Franklin LifeSmart™ 2025 Retirement Target Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 618
3 years	857
5 years	1,115
10 years	1,853
Class C
Expense Example:
1 year	248
3 years	558
5 years	993
10 years	2,205
Class R
Expense Example:
1 year	97
3 years	403
5 years	732
10 years	1,661
Class R6
Expense Example:
1 year	41
3 years	211
5 years	396
10 years	931
Advisor Class
Expense Example:
1 year	46
3 years	246
5 years	463
10 years	$ 1,088